Acquisition - Purchase price allocation (Details) ¥ in Thousands, $ in Thousands	Jan. 13, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Purchase price allocation
Goodwill		¥ 45,561	$ 6,606	¥ 115,414
Longye International Limited [Member]
Purchase price allocation
Goodwill	¥ 115,414	¥ 45,561		¥ 115,414
Net liabilities assumed	(18,021)
Deferred tax liabilities	(6,483)
Purchase price allocation	¥ 116,865
Customer Relationships [Member]
Purchase price allocation
Amortization period	3 years
Customer Relationships [Member] | Longye International Limited [Member]
Purchase price allocation
Intangible assets	¥ 3,300
Trade Names [Member]
Purchase price allocation
Amortization period	10 years
Trade Names [Member] | Longye International Limited [Member]
Purchase price allocation
Intangible assets	¥ 4,822
Technology-Based Intangible Assets [Member]
Purchase price allocation
Amortization period	7 years
Technology-Based Intangible Assets [Member] | Longye International Limited [Member]
Purchase price allocation
Intangible assets	¥ 17,833